BUSINESS COMBINATIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Business Combinations [Abstract]
Revenue	$ 6,848,916	$ 9,154,816
Net loss	$ (527,851)	$ (721,257)